Condensed Consolidating Financial Information (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Information
Net cash provided by operating activities	$ 191,055	$ 146,234	$ 154,449
Cash flows from investing activities:
Purchase of business, net of cash acquired	0	(43,095)	(192,252)
Purchases of property and equipment	(147,360)	(101,967)	(24,025)
Purchases of marketable securities	(73,060)	(29,621)	(362,127)
Sales and maturities of investments in marketable securities	55,816	319,729	132,592
Payments to Acquire Investments			0
Change in restricted cash	768	489	(937)
Payments to Settle Awards Granted Prior to Business Combination	0	0	(9,062)
Proceeds from Sale and Maturity of Other Investments	0	0	1,618
Payment for investment in subsidiary stock	0	0
Other	0	(3,941)	0
Net cash provided by (used in) investing activities	(163,836)	141,594	(454,193)
Cash flows from financing activities:
Proceeds from issuance of debt, net of issuance costs	0	278,256	0
Principal payments under capital lease obligations	(35,287)	(528,550)	(35)
Repurchases of common stock	(25,415)	(46,989)	(851)
Payment of dividends	(21,128)	(22,913)	(67,474)
Proceeds from exercises of stock options	338	619	2,829
Proceeds from Parent	0	0
Proceeds from Issuance or Sale of Equity			0
Change in due to/from affiliates, net		0
Other	(111)	(580)	2,768
Net cash used in financing activities	(81,381)	(318,997)	(68,299)
Net (decrease) increase in cash and cash equivalents	(54,162)	(31,169)	(368,043)
Cash and cash equivalents, beginning of year	211,783	242,952	610,995
Cash and cash equivalents, end of year	157,621	211,783	242,952
Parent
Condensed Consolidating Financial Information
Net cash provided by operating activities	28,265	129,515	167,691
Cash flows from investing activities:
Purchase of business, net of cash acquired		(20,236)	(251,489)
Purchases of property and equipment	(9,369)	(9,341)	(6,447)
Purchases of marketable securities	(73,060)	(29,621)
Sales and maturities of investments in marketable securities	55,816	319,729	132,592
Payments to Acquire Investments			(10,000)
Change in restricted cash	0	0	0
Payments to Settle Awards Granted Prior to Business Combination			0
Proceeds from Sale and Maturity of Other Investments			1,618
Payment for investment in subsidiary stock	(33,475)	(30,000)
Other		(600)
Net cash provided by (used in) investing activities	(60,088)	229,931
Cash flows from financing activities:
Proceeds from issuance of debt, net of issuance costs		278,256
Principal payments under capital lease obligations	(49)	(257,063)	(35)
Repurchases of common stock	(25,415)	(46,989)	(851)
Payment of dividends	(21,128)	(22,913)	(67,474)
Proceeds from exercises of stock options	338	619	2,829
Proceeds from Parent	0	0
Proceeds from Issuance or Sale of Equity			0
Change in due to/from affiliates, net		(360,608)
Other	(26)	0	2,768
Net cash used in financing activities	(46,228)	(408,698)	(83,975)
Net (decrease) increase in cash and cash equivalents	(78,051)	(49,252)	(412,137)
Cash and cash equivalents, beginning of year	148,363	197,615	609,752
Cash and cash equivalents, end of year	70,312	148,363	197,615
Guarantor Subsidiaries
Condensed Consolidating Financial Information
Net cash provided by operating activities	162,790	16,719	(13,242)
Cash flows from investing activities:
Purchase of business, net of cash acquired		(22,859)	59,237
Purchases of property and equipment	(137,991)	(92,626)	(17,578)
Purchases of marketable securities	0	0
Sales and maturities of investments in marketable securities	0	0	0
Payments to Acquire Investments			0
Change in restricted cash	768	489	(937)
Payments to Settle Awards Granted Prior to Business Combination			(9,062)
Proceeds from Sale and Maturity of Other Investments			0
Payment for investment in subsidiary stock	0	0
Other		(3,341)
Net cash provided by (used in) investing activities	(137,223)	(118,337)
Cash flows from financing activities:
Proceeds from issuance of debt, net of issuance costs		0
Principal payments under capital lease obligations	(35,238)	(271,487)	0
Repurchases of common stock	0	0	0
Payment of dividends	0	0	0
Proceeds from exercises of stock options	0	0	0
Proceeds from Parent	33,475	30,000
Proceeds from Issuance or Sale of Equity			10,000
Change in due to/from affiliates, net		360,608
Other	(85)	(580)	0
Net cash used in financing activities	(1,678)	119,701	25,676
Net (decrease) increase in cash and cash equivalents	23,889	18,083	44,094
Cash and cash equivalents, beginning of year	63,420	45,337	1,243
Cash and cash equivalents, end of year	87,309	63,420	45,337
Eliminations
Condensed Consolidating Financial Information
Net cash provided by operating activities	0	0	0
Cash flows from investing activities:
Purchase of business, net of cash acquired		0	0
Purchases of property and equipment	0	0	0
Purchases of marketable securities	0	0
Sales and maturities of investments in marketable securities	0	0	0
Payments to Acquire Investments			10,000
Change in restricted cash	0	0	0
Payments to Settle Awards Granted Prior to Business Combination			0
Proceeds from Sale and Maturity of Other Investments			0
Payment for investment in subsidiary stock	33,475	30,000
Other		0
Net cash provided by (used in) investing activities	33,475	30,000
Cash flows from financing activities:
Proceeds from issuance of debt, net of issuance costs		0
Principal payments under capital lease obligations	0	0	0
Repurchases of common stock	0	0	0
Payment of dividends	0	0	0
Proceeds from exercises of stock options	0	0	0
Proceeds from Parent	(33,475)	(30,000)
Proceeds from Issuance or Sale of Equity			(10,000)
Change in due to/from affiliates, net		0
Other	0	0	0
Net cash used in financing activities	(33,475)	(30,000)	(10,000)
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents, beginning of year	0	0	0
Cash and cash equivalents, end of year	$ 0	$ 0	$ 0